Operations - Additional Information (Detail) - Boa Vista Servicos S.A [member] - BRL (R$) R$ in Millions		7 Months Ended
	Apr. 20, 2023	Aug. 07, 2023
Installment One [Member]
Disclosure of joint ventures [line items]
Percentage of contribution paid by joint ventures	50.00%
Boa Vista [Member] | Non Payment Of Second Installment [Member]
Disclosure of joint ventures [line items]
Proportion of voting rights held in joint venture		55.00%
Boa Vista [Member] | BVRV Participações S.A [Member]
Disclosure of joint ventures [line items]
Proportion of voting rights held in joint venture	50.00%
Increase in proportion of shares held by joint ventures	1
R V [Member] | Non Payment Of Second Installment [Member]
Disclosure of joint ventures [line items]
Proportion of voting rights held in joint venture		45.00%
R V [Member] | BVRV Participações S.A [Member]
Disclosure of joint ventures [line items]
Cash contributed by joint venture	R$ 70
Proportion of voting rights held in joint venture	50.00%
Reduction in proportion of shares held by joint ventures	1
Period within second installment has to be paid	18 months
R V [Member] | BVRV Participações S.A [Member] | Non Payment Of Second Installment [Member]
Disclosure of joint ventures [line items]
Period within second installment has to be paid		18 months
Percentage of compensatory penalty		50.00%
Additional percent per month to compensatory penalty		1.00%
R V [Member] | Installment Two [Member] | BVRV Participações S.A [Member]
Disclosure of joint ventures [line items]
Percentage of contribution paid by joint ventures	50.00%